Consolidated Statements of Cash Flows - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Operating activities
Net income	$ 2,468	$ 2,717	$ 3,766
Share of equity accounted earnings, net of distributions	(592)	(495)	(1,315)
Fair value (gains), net	(1,254)	(692)	(2,007)
Deferred income tax expense (benefit)	20	(711)	25
Depreciation and amortization	275	240	180
Working capital and other	(278)	(314)	(59)
Cash flows from (used in) operating activities	639	745	590
Financing activities
Debt obligations, issuance	17,154	16,769	11,767
Debt obligations, repayments	(14,124)	(14,733)	(8,310)
Capital securities issued	249	0	0
Capital securities redeemed	(297)	(171)	(29)
Non-controlling interests, issued	2,391	2,996	1,663
Non-controlling interests, purchased	(480)	(146)	(313)
Repurchases of limited partnership units	(136)	(59)	(36)
Distributions to non-controlling interests in operating subsidiaries	(2,679)	(954)	(809)
Distributions to limited partnership unitholders	(301)	(293)	(276)
Distributions to redeemable/exchangeable and special limited partnership unitholders	(516)	(490)	(464)
Distributions to holders of Brookfield Office Properties Exchange LP units	(13)	(13)	(15)
Cash flows from (used in) financing activities	1,248	2,906	3,178
Investing activities
Investment properties and subsidiaries, proceeds of dispositions	4,729	3,312	2,167
Property acquisitions and capital expenditures	(5,879)	(7,711)	(7,899)
Investment in equity accounted investments	(1,060)	(465)	(2,374)
Proceeds from sale of equity accounted investments and participating loan interests	1,006	1,092	1,656
Settlement of financial assets and other	(411)	522	627
Investment in property, plant and equipment	(271)	(215)	(52)
Intangible assets, dispositions	2	147	0
Cash acquired in business combinations	(52)	115	85
Restricted cash and deposits	50	(31)	1,856
Cash flows from (used in) investing activities	(1,886)	(3,234)	(3,934)
Cash and cash equivalents
Net change in cash and cash equivalents during the period	1	417	(166)
Effect of exchange rate fluctuations on cash and cash equivalents held in foreign currencies	34	4	(81)
Balance, beginning of year	1,456	1,035	1,282
Balance, end of year	1,491	1,456	1,035
Cash paid for:
Income taxes	82	131	83
Interest (excluding dividends on capital securities)	$ 1,567	$ 1,383	$ 1,249